Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
AAM/Insight Select Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AAM/Insight Select Income Fund (the “Fund”)

Class A Shares (CPUAX)

Class C Shares (CPUCX)

Class I Shares (CPUIX)

Class Y Shares (CPUYX)

A series of Investment Managers Series Trust

Supplement dated January 30, 2019, to the

Prospectus and Statement of Additional Information, each dated November 1, 2018, as supplemented;

and Summary Prospectus dated November 1, 2018.

Class C Shares Contingent Deferred Sales Charge

Effective immediately, all references to the Fund’s Class C Shares’ contingent deferred sales charge (“CDSC”) in the Fund’s Prospectus and Summary Prospectus are updated to reflect that the CDSC applies to Class C Shares sold within 12 months of the date of purchase.

Please file this Supplement with your records.